UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Patrick W. Galley

325 N. LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant’s telephone number, including area code:    312-832-1440

Date of fiscal year end: 09/30

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Shares/Description		Fair Value
CLOSED-END FUNDS - 52.61%
706,430	Adams Express Co.	$7,869,630
532,382	AllianceBernstein Income Fund, Inc.	4,200,494
653,205	BlackRock Credit Allocation Income Trust II, Inc.	6,630,031
243,789	BlackRock Credit Allocation Income Trust III, Inc.	2,642,673
900,557	BlackRock Credit Allocation Income Trust IV, Inc.	11,265,968
647,600	Boulder Growth & Income Fund, Inc.(a)	4,196,448
273,671	Boulder Total Return Fund, Inc.(a)	4,500,027
437,955	Calamos Strategic Total Return Fund	4,191,229
90,000	Central Europe and Russia Fund, Inc.	3,909,600
498,087	Clough Global Equity Fund	7,371,688
1,061,614	Clough Global Opportunities Fund	14,278,708
129,905	Cohen & Steers Infrastructure Fund, Inc.	2,312,309
160,700	Eaton Vance Enhanced Equity Income Fund	1,928,400
516,789	Eaton Vance Risk-Managed Diversified Equity Income Fund	6,521,877
19,900	Eaton Vance Tax-Managed Buy-Write Income Fund	274,023
139,149	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,771,367
457,868	Eaton Vance Tax-Managed Diversified Equity Income Fund	4,999,919
751,831	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	9,119,710
1,130,958	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	11,841,130
1	First Trust Senior Floating Rate Income Fund II	11
529,402	Gabelli Dividend & Income Trust	8,793,367
315,294	General American Investors Co., Inc.	8,847,150
58,855	Guggenheim Build America Bonds Managed Duration Trust	1,152,969
204,797	H&Q Life Sciences Investors Fund	2,551,771
4,196,945	Liberty All Star Equity Fund	21,698,206
847,025	LMP Capital and Income Fund, Inc.	11,621,183
120,521	LMP Corporate Loan Fund, Inc.	1,493,255
473,714	Macquarie Global Infrastructure Total Return Fund, Inc.	8,796,869
281,006	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	4,948,516
1,197,852	Nuveen Multi-Strategy Income and Growth Fund	10,553,076
1,665,791	Nuveen Multi-Strategy Income and Growth Fund 2	15,225,330
214,098	PIMCO Income Opportunity Fund	5,994,744
545,890	PIMCO Income Strategy Fund II	5,879,235
370,058	Royce Focus Trust, Inc.	2,882,752
1,732,421	Royce Value Trust, Inc.	25,847,721
376,477	SunAmerica Focused Alpha Growth Fund, Inc.	7,819,427
1,225,560	TCW Strategic Income Fund, Inc.	6,532,235
100,000	Templeton Emerging Markets Fund	2,279,000
938,310	Tri-Continental Corp.	14,008,968
180,491	Western Asset Global Corporate Defined Opportunity Fund, Inc.	3,389,621
263,992	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	3,305,180
1,849,846	Zweig Total Return Fund, Inc.	6,270,978

TOTAL CLOSED-END FUNDS (Cost $231,340,297)		289,716,795

MUTUAL FUNDS - 4.15%
533,820	Calamos Convertible Fund - Class A	10,713,776

1,111,161	Eaton Vance Floating-Rate Advantaged Fund	12,144,986

TOTAL MUTUAL FUNDS (Cost $15,452,768)		22,858,762

EXCHANGE TRADED FUNDS - 21.36%
100,000	iShares MSCI EAFE Index Fund	6,014,000
176,839	iShares MSCI Emerging Markets Index Fund	8,417,536
60,537	iShares Russell 1000 Growth Index Fund	3,685,493
547,153	iShares S&P 100 Index Fund	32,139,767
30,000	iShares S&P Global 100 Index Fund	1,950,300
327,568	Powershares FTSE RAFI US 1000 Portfolio	19,166,004
165,455	ProShares UltraShort 20+ Year Treasury ETF(a)	5,709,852
60,723	ProShares UltraShort Russell2000 ETF(a)	2,535,792
118,563	Rydex Russell Top 50 ETF	10,949,198
111,000	SPDR Barclays Capital Convertible Securities ETF	4,604,280
76,000	SPDR S&P 500 ETF	10,029,720
247,860	Vanguard MSCI EAFE ETF	9,438,509
61,000	Vanguard MSCI Emerging Markets ETF	2,965,820

TOTAL EXCHANGE TRADED FUNDS (Cost $105,821,557)		117,606,271

HOLDING & INVESTMENT MANAGEMENT COMPANIES - 0.62%
12,100	Affiliated Managers Group, Inc.(a)	1,227,545
161,300	Artio Global Investors, Inc.	1,822,690
11,736	Legg Mason, Inc.	384,471

TOTAL HOLDING & INVESTMENT MANAGEMENT COMPANIES (Cost $3,582,382)		3,434,706

PREFERRED STOCKS - 0.98%
64,103	General American Investors Co., Inc., Series B, 5.950%	1,616,037
92,500	Kayne Anderson MLP Investment Co., Series D, 4.950%	2,339,325
26,998	The GDL Fund, Series B, 7.000%	1,444,393

TOTAL PREFERRED STOCKS (Cost $5,175,699)		5,399,755

REAL ESTATE INVESTMENT TRUSTS - 1.45%
320,890	Apollo Commercial Real Estate Finance, Inc.	5,172,747
155,774	Colony Financial, Inc.	2,814,836

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,050,138)		7,987,583

SHORT-TERM INVESTMENTS - 18.44%
101,522,016	Northern Institutional Diversified Asset Portfolio (7 Day Yield 0.020%)(b)	101,522,016

TOTAL SHORT-TERM INVESTMENTS (Cost $101,522,016)		101,522,016

TOTAL INVESTMENTS - 99.61% (Cost $470,944,857)	548,525,888
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.39%	2,148,339

NET ASSETS - 100.00%	$550,674,227

(a) Non-income producing security.

(b) Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

ETF – Exchange Traded Fund

MLP – Master Limited Partnership

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depository Receipts

See Notes to Quarterly Schedule of Investments.

Remainder of this page intentionally left blank

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Shares/Description		Fair Value
CLOSED-END FUNDS - 18.79%
501,610	AllianceBernstein Income Fund, Inc.	$3,957,703
9,600	American Strategic Income Portfolio II	88,512
97,218	Apollo Senior Floating Rate Fund, Inc.	1,835,476
182,161	BlackRock Credit Allocation Income Trust I, Inc.	1,708,670
257,548	BlackRock Credit Allocation Income Trust III, Inc.	2,791,820
168,699	BlackRock Credit Allocation Income Trust IV, Inc.	2,110,425
134,940	BlackRock Income Trust, Inc.	949,978
67,488	Calamos Convertible and High Income Fund	883,418
97,922	DWS Global High Income Fund, Inc.	776,522
102,375	Eaton Vance Limited Duration Income Fund	1,686,116
87,838	Eaton Vance Short Duration Diversified Income Fund	1,527,503
23,500	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	411,720
84,244	Federated Enhanced Treasury Income Fund	1,309,994
12,569	First Trust Senior Floating Rate Income Fund II	180,742
78,500	First Trust Strategic High Income Fund	294,375
40,651	First Trust Strategic High Income Fund III	183,726
36,599	Guggenheim Build America Bonds Managed Duration Trust	716,974
60,803	Helios Strategic Income Fund, Inc.	345,361
178,145	Invesco Van Kampen Dynamic Credit Opportunities Fund	2,266,004
27,606	LMP Corporate Loan Fund, Inc.	342,038
97,625	Montgomery Street Income Securities, Inc.	1,556,143
76,598	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,348,891
14,900	Nuveen Build America Bond Opportunity Fund	299,490
6,865	Nuveen Global Government Enhanced Income Fund	100,984
51,200	Nuveen Multi-Currency Short-Term Government Income Fund	760,832
17,500	Putnam Master Intermediate Income Trust	102,025
172,675	Wells Fargo Advantage Multi-Sector Income Fund	2,659,195
92,632	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,739,629

TOTAL CLOSED-END FUNDS (Cost $32,380,702)		32,934,266

PREFERRED STOCKS - 1.45%
3,909	General American Investors Co., Inc., Series B, 5.950%	98,546
16,094	The GDL Fund, Series B, 7.000%	861,029
154,100	Tortoise Energy Capital Corp., 5.000%	1,584,148

TOTAL PREFERRED STOCKS (Cost $2,474,986)		2,543,723

REAL ESTATE INVESTMENT TRUSTS - 1.02%
55,000	Apollo Commercial Real Estate Finance, Inc.	886,600
50,000	Colony Financial, Inc.	903,500

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,802,329)		1,790,100

Principal Amount/Description		Rate	Maturity	Fair Value
CORPORATE BONDS - 15.57%
Argentina - 0.36%
$100,000	Fideic Chubut Regalias	7.75%	07/01/2020	$102,000
290,000	Pan American Energy LLC(a)	7.88%	05/07/2021	308,850
150,000	Provincia de Neuquen Argentina(b)	7.88%	04/26/2021	154,305
50,000	YPF SA	10.00%	11/02/2028	58,000

				623,155

Australia - 0.17%
300,000	Australia & New Zealand Banking Group Ltd.(b)	4.88%	01/12/2021	304,173

				304,173

Bermuda - 0.12%
200,000	Inkia Energy Ltd.(a)	8.38%	04/04/2021	206,000

				206,000

Brazil - 0.38%
200,000	Banco Do Brasil(b)	5.88%	01/26/2022	198,800
100,000	Cosan Overseas Ltd.	8.25%	12/31/2049	105,000
350,000	Globo Comunicacao e Participacoes SA(a)(c)	6.25%	07/20/2049	368,375

				672,175

British Virgin Islands - 0.26%
100,000	C10 Capital SPV Ltd.(a)(d)	6.72%	12/31/2049	75,000
200,000	CNPC HK Overseas Capital Ltd.(b)	5.95%	04/28/2041	198,700
200,000	Gold Fields Orogen Holding BVI Ltd.(b)	4.88%	10/07/2020	189,654

				463,354

Canada - 0.24%
100,000	Hydro Quebec	2.00%	06/30/2016	98,591
100,000	Hydro Quebec	7.50%	04/01/2016	123,187
200,000	Province of Ontario Canada	2.30%	05/10/2016	201,159

				422,937

Cayman Islands - 1.02%
200,000	AES Andres Dominicana Ltd.(a)	9.50%	11/12/2020	214,200
300,000	EGE Haina Finance Co.(a)	9.50%	04/26/2017	317,625
200,000	Gruposura Finance(b)	5.70%	05/18/2021	200,500
200,000	Hutchison Whampoa International 10 Ltd.(a)(d)	6.00%	10/28/2049	205,387
100,000	Minerva Overseas II Ltd.(a)	10.88%	11/15/2019	110,375
150,000	Odebrecht Finance Ltd.(a)	7.50%	09/29/2049	151,500
200,000	TAM Capital 3, Inc.(b)	8.38%	06/03/2021	203,500
350,000	Transocean, Inc.	6.00%	03/15/2018	387,859

				1,790,946

Chile - 0.40%
250,000	Automotores Gildemeister SA(b)	8.25%	05/24/2021	258,750
250,000	Banco del Estado de Chile(a)	4.13%	10/07/2020	240,061
200,000	Cencosud SA(a)	5.50%	01/20/2021	201,000

				699,811

Colombia - 0.12%
200,000	BanColombia SA(b)	5.95%	06/03/2021	204,000

				204,000

El Salvador - 0.06%
100,000	Telemovil Finance Co. Ltd.(a)	8.00%	10/01/2017	105,850

				105,850

Principal Amount/Description		Rate	Maturity	Fair Value
France - 0.12%
$200,000	Sanofi	2.63%	03/29/2016	$203,768

				203,768

Germany - 0.17%
300,000	Deutsche Bank AG	3.25%	01/11/2016	303,739

				303,739

Great Britain - 0.48%
200,000	BP Capital Markets PLC	4.75%	03/10/2019	211,170
300,000	British Telecommunications PLC	5.95%	01/15/2018	331,634
300,000	HSBC Holdings PLC	5.10%	04/05/2021	307,811

				850,615

Ireland - 0.26%
200,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC(b)	7.75%	04/28/2021	202,760
250,000	Vnesheconombank Via VEB Finance Ltd.(a)	6.80%	11/22/2025	254,375

				457,135

Kazakhstan - 0.03%
60,000	BTA Bank JSC(a)(c)	10.75%	07/01/2018	47,625

				47,625

Luxembourg - 0.50%
200,000	ArcelorMittal	5.38%	06/01/2013	213,001
100,000	Bank of Moscow OJSC Via Kuznetski Capital(d)	5.97%	11/25/2015	97,750
250,000	Covidien International Finance SA	2.80%	06/15/2015	256,461
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(b)(d)	6.00%	06/03/2021	200,500
100,000	VTB Bank OJSC Via VTB Capital SA(a)	6.55%	10/13/2020	101,750

				869,462

Mexico - 0.74%
250,000	Banco Mercantil del Norte SA(a)(d)	6.86%	10/13/2021	256,875
150,000	BBVA Bancomer SA(b)	6.50%	03/10/2021	153,750
200,000	Controladora Comercial Mexicana SAB de CV(a)	7.00%	06/30/2018	197,100
150,000	Empresas ICA SAB de CV(a)	8.90%	02/04/2021	156,750
300,000	Gruma SAB de CV(a)	7.75%	03/03/2099	301,500
100,000	Grupo KUO SAB de CV(a)	9.75%	10/17/2017	109,350
100,000	Mexichem SAB de CV(a)	8.75%	11/06/2019	118,000

				1,293,325

Netherlands - 0.53%
200,000	Banco Continental SA via Continental Trustees Cayman Ltd.(a)(d)	7.38%	10/07/2020	201,350
100,000	Koninklijke KPN NV	8.38%	10/01/2030	128,993
200,000	Marfrig Holding Europe BV(b)	8.38%	05/09/2018	192,100
200,000	VimpelCom Holdings BV(b)	7.50%	03/01/2022	201,200
200,000	WPE International Cooperatief UA(a)	10.38%	09/30/2020	213,000

				936,643

Norway - 0.14%
240,000	Corp. Pesquera Inca SAC(a)	9.00%	02/10/2017	250,200

				250,200

Panama - 0.06%
100,000	AES El Salvador Trust(a)	6.75%	02/01/2016	102,000

				102,000

Principal Amount/Description		Rate	Maturity	Fair Value
Peru - 0.11%
$100,000	Banco de Credito del Peru(a)	5.38%	09/16/2020	$95,750
100,000	Banco Internacional del Peru SAA(a)(d)	5.75%	10/07/2020	94,500

				190,250

Qatar - 0.15%
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III(a)	5.84%	09/30/2027	259,375

				259,375

South Korea - 0.47%
300,000	Korea Development Bank	8.00%	01/23/2014	341,574
300,000	POSCO(b)	4.25%	10/28/2020	282,924
200,000	POSCO(b)	5.25%	04/14/2021	202,363

				826,861

United States - 8.68%
150,000	3M Co.	5.70%	03/15/2037	165,222
150,000	Alcoa, Inc.	5.40%	04/15/2021	150,645
250,000	Altria Group, Inc.	9.25%	08/06/2019	326,301
400,000	American Express Credit Corp.	2.75%	09/15/2015	400,101
400,000	American Tower Corp.	4.50%	01/15/2018	400,172
100,000	Anheuser-Busch InBev Worldwide, Inc.	4.13%	01/15/2015	107,596
275,000	Anheuser-Busch InBev Worldwide, Inc.	3.63%	04/15/2015	291,086
150,000	Applied Materials, Inc.	2.65%	06/15/2016	150,669
150,000	Arrow Electronics, Inc.	3.38%	11/01/2015	152,052
75,000	AT&T, Inc.(b)	5.35%	09/01/2040	71,345
100,000	AT&T, Inc.	5.35%	09/01/2040	95,126
317,000	Berkshire Hathaway, Inc.	3.20%	02/11/2015	330,551
200,000	Biogen Idec, Inc.	6.88%	03/01/2018	233,766
200,000	Boston Properties LP	4.13%	05/15/2021	191,655
261,000	Celgene Corp.	3.95%	10/15/2020	252,255
250,000	Citigroup, Inc.	6.00%	12/13/2013	271,913
200,000	Comcast Corp.	5.85%	11/15/2015	226,939
200,000	ConocoPhillips	6.50%	02/01/2039	234,437
100,000	Credit Suisse USA, Inc.	4.88%	01/15/2015	107,885
200,000	Credit Suisse USA, Inc.	5.38%	03/02/2016	222,297
300,000	Daimler Finance North America LLC	6.50%	11/15/2013	333,857
300,000	Devon Energy Corp.	6.30%	01/15/2019	353,149
200,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.00%	03/01/2021	207,401
400,000	General Electric Capital Corp.	3.75%	11/14/2014	423,590
175,000	Halliburton Co.	6.15%	09/15/2019	203,545
300,000	JPMorgan Chase & Co.	4.95%	03/25/2020	310,241
150,000	Kellogg Co.	7.45%	04/01/2031	189,934
200,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	217,907
200,000	Kraft Foods, Inc.	5.38%	02/10/2020	218,883
218,000	Marathon Petroleum Corp.(b)	5.13%	03/01/2021	224,387
150,000	MetLife, Inc.	5.70%	06/15/2035	150,893
150,000	Midamerican Energy Holdings Co.	5.95%	05/15/2037	158,301
50,000	Midamerican Energy Holdings Co.	6.50%	09/15/2037	56,558
300,000	Morgan Stanley	6.00%	04/28/2015	325,376
300,000	Motorola Solutions, Inc.	6.00%	11/15/2017	341,619
325,000	National Rural Utilities Cooperative Finance Corp.	10.38%	11/01/2018	450,498
325,000	News America, Inc.	6.65%	11/15/2037	349,421
150,000	Novartis Capital Corp.	4.40%	04/24/2020	158,604
200,000	Omnicom Group, Inc.	4.45%	08/15/2020	198,631
200,000	ONEOK Partners LP	6.13%	02/01/2041	204,438

Principal Amount/Description		Rate	Maturity	Fair Value
$150,000	Oracle Corp.(b)	3.88%	07/15/2020	$149,230
400,000	Pemex Project Funding Master Trust	6.63%	06/15/2035	423,610
300,000	PNC Funding Corp.	4.38%	08/11/2020	303,880
250,000	Reliance Holdings USA, Inc.(a)	6.25%	10/19/2040	231,382
200,000	Safeway, Inc.	6.25%	03/15/2014	222,246
200,000	Simon Property Group LP	5.65%	02/01/2020	216,316
220,000	Southern Copper Corp.	6.75%	04/16/2040	215,118
250,000	Southern Power Co.	4.88%	07/15/2015	273,071
200,000	Southwest Airlines Co.	5.25%	10/01/2014	216,502
100,000	Southwest Airlines Co.	5.75%	12/15/2016	110,521
200,000	The Boeing Co.	6.88%	03/15/2039	246,092
300,000	The Kroger Co.	5.50%	02/01/2013	320,715
150,000	The Procter & Gamble Co.	5.55%	03/05/2037	160,914
400,000	Time Warner Cable, Inc.	5.00%	02/01/2020	416,040
200,000	United Parcel Service, Inc.	3.13%	01/15/2021	190,186
400,000	Valero Energy Corp.	6.13%	02/01/2020	440,048
300,000	Wachovia Corp.	5.50%	05/01/2013	322,690
450,000	Wal-Mart Stores, Inc.	3.25%	10/25/2020	428,631
250,000	Waste Management, Inc.	6.13%	11/30/2039	262,523
255,000	WellPoint, Inc.	5.25%	01/15/2016	284,548
100,000	WellPoint, Inc.	5.88%	06/15/2017	114,413
200,000	Xerox Corp.	4.25%	02/15/2015	213,047

				15,220,969

TOTAL CORPORATE BONDS (Cost $27,264,721)				27,304,368

COLLATERALIZED MORTGAGE OBLIGATIONS - 25.61%
	American Home Mortgage Investment Trust
329,028	Series 2007-A(b)(c)	6.10%	01/25/2037	207,841
	Banc of America Alternative Loan Trust
201,146	Series 2005-6	6.00%	07/25/2035	173,705
1,114,236	Series 2005-6	5.50%	07/25/2035	999,095
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
51,421,803	Series 2005-5(d)	0.18%	10/10/2045	65,768
20,000	Series 2007-4(d)	5.93%	02/10/2051	21,749
	Bank of America-First Union NB Commercial Mortgage
45,000	Series 2001-3(b)	6.56%	04/11/2037	45,155
	BCAP LLC Trust
456,287	Series 2007-AA2(d)	7.50%	04/25/2037	364,290
296,048	Series 2007-AA2	6.00%	04/25/2037	209,667
500,000	Series 2010-RR6(b)(d)	9.89%	08/26/2022	500,000
	Bear Stearns Commercial Mortgage Securities
800,000	Series 2001-TOP2(d)	6.83%	02/15/2035	796,631
50,000	Series 2005-PW10(d)	5.45%	12/11/2040	50,227
	Citigroup Commercial Mortgage Trust
63,000	Series 2004-C1(d)	5.37%	04/15/2040	63,474
20,402	Series 2006-C4(d)	5.73%	03/15/2049	20,386
	Citigroup Mortgage Loan Trust, Inc.
2,000,000	Series 2008-AR4	5.28%	11/25/2038	1,250,000
1,485,358	Series 2010-8(b)(d)	12.76%	11/25/2036	1,146,696
	Citigroup/Deutsche Bank Commercial Mortgage Trust
795,735	Series 2005-CD1(d)	0.32%	07/15/2044	783,719
35,000	Series 2006-CD3	5.65%	10/15/2048	34,257
145,000	Series 2007-CD4	5.28%	12/11/2049	152,973

Principal Amount/Description		Rate	Maturity	Fair Value
	Citimortgage Alternative Loan Trust
$352,610	Series 2007-A1	6.00%	01/25/2037	$249,214
439,881	Series 2007-A1(d)	5.21%	01/25/2037	55,637
343,917	Series 2007-A3(d)	6.00%	03/25/2037	248,848
768,740	Series 2007-A3(d)	5.21%	03/25/2037	95,846
	Commercial Mortgage Asset Trust
250,000	Series 1999-C1(d)	7.23%	01/17/2032	273,204
	Commercial Mortgage Pass Through Certificates
25,000	Series 2006-C7(d)	5.78%	06/10/2046	25,756
	Countrywide Alternative Loan Trust
1,298,141	Series 2005-20CB	5.50%	07/25/2035	1,056,031
439,315	Series 2005-54CB	5.50%	11/25/2035	357,316
924,563	Series 2006-12CB(d)	5.75%	05/25/2036	573,882
648,375	Series 2006-30T1	6.25%	11/25/2036	507,727
437,986	Series 2006-32CB	5.50%	11/25/2036	332,658
913,232	Series 2006-36T2(d)	27.21%	12/25/2036	1,062,639
	Countrywide Home Loan Mortgage Pass Through Trust
300,000	Series 2005-J4	5.50%	11/25/2035	280,299
	Credit Suisse First Boston Mortgage Securities Corp.
2,560	Series 2004-C3	4.30%	07/15/2036	2,559
235,257	Series 2005-10	5.50%	11/25/2035	179,520
217,053	Series 2005-8	5.50%	08/25/2025	196,732
	Credit Suisse Mortgage Capital Certificates
503,485	Series 2006-1	6.00%	02/25/2036	354,862
655,284	Series 2006-4	5.50%	05/25/2021	631,161
1,965,701	Series 2006-5	6.25%	06/25/2036	982,851
212,728	Series 2006-9	6.00%	11/25/2036	194,753
80,000	Series 2006-C3(d)	5.82%	06/15/2038	80,944
1,299,798	Series 2007-2	5.00%	03/25/2037	1,251,480
863,792	Series 2007-3(d)	5.84%	04/25/2037	478,540
210,014	Series 2007-4	6.00%	06/25/2037	185,186
	CSAB Mortgage Backed Trust
267,212	Series 2007-1(d)	5.90%	05/25/2037	154,320
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust
927,537	Series 2005-6(d)	4.89%	12/25/2035	108,805
458,295	Series 2005-6(d)	1.59%	12/25/2035	296,793
	Deutsche Mortgage Securities, Inc.
338,477	Series 2006-PR1(b)(d)	11.86%	04/15/2036	354,660
	First Horizon Alternative Mortgage Securities
248,497	Series 2005-FA6	5.50%	09/25/2035	212,856
307,616	Series 2006-FA7	6.25%	12/25/2036	228,616
517,493	Series 2007-FA2	6.00%	04/25/2037	370,937
	GE Capital Commercial Mortgage Corp.
1,065,000	Series 2002-2A(b)(d)	6.31%	08/11/2036	1,088,143
1,150,459	Goldman Sachs	5.50%	07/01/2041	1,268,381
	Greenwich Capital Commercial Funding Corp.
10,000	Series 2004-FL2A(b)(d)	0.59%	11/05/2019	9,980
50,000	Series 2007-GG9	5.44%	03/10/2039	53,669
	GS Mortgage Securities Corp. II
250,000	Series 2006-GG6(d)	5.62%	04/10/2038	249,015
21,341,798	Series 2006-GG6(b)(d)	0.17%	04/10/2038	43,089
20,000	Series 2007-GG10(d)	5.81%	08/10/2045	21,490
598,446	Series 2011-GC3(b)(d)	1.34%	03/10/2044	35,532
	GSAA Trust
1,150,373	Series 2005-7(d)	4.48%	05/25/2035	1,069,758
914,727	Series 2006-18(c)	5.68%	11/25/2036	517,206
305,215	Series 2006-6(d)	5.69%	03/25/2036	176,768

Principal Amount/Description		Rate	Maturity	Fair Value
$1,639,363	Series 2007-2(c)	6.10%	03/25/2037	$961,880
	JPMorgan Alternative Loan Trust
1,048,634	Series 2005-S1	6.00%	12/25/2035	877,026
470,882	Series 2006-S1	5.00%	02/25/2021	408,510
	JPMorgan Chase Commercial Mortgage Securities Corp.
60,045	Series 2002-C2	4.33%	12/12/2034	60,271
967,505	Series 2006-LDP8(d)	0.56%	05/15/2045	21,102
50,000	Series 2007-CB19(d)	5.93%	02/12/2049	54,305
	JPMorgan Mortgage Acquisition Corp.
500,000	Series 2006-CH2(c)	5.46%	10/25/2036	281,884
	JPMorgan Mortgage Trust
710,977	Series 2007-S3	6.00%	08/25/2037	571,701
	LB-UBS Commercial Mortgage Trust
650,000	Series 2001-C2(b)	7.29%	09/15/2034	652,375
	Lehman Mortgage Trust
1,166,939	Series 2007-10	6.50%	01/25/2038	987,092
	MASTR Asset Securitization Trust
469,867	Series 2003-1	5.75%	02/25/2033	469,284
540,348	Series 2003-2	5.75%	04/25/2033	540,265
640,442	Series 2005-1	5.00%	05/25/2035	644,642
	Merrill Lynch/Countrywide Commercial Mortgage Trust
55,000	Series 2007-8(d)	5.90%	08/12/2049	58,421
	Morgan Stanley Capital I
45,000	Series 2007-HQ11(d)	5.45%	02/12/2044	48,476
92,525	Series 2007-HQ12(d)	5.78%	04/12/2049	94,000
46,263	Series 2007-HQ12(d)	0.44%	04/12/2049	43,236
	Morgan Stanley Mortgage Loan Trust
495,916	Series 2006-11	6.00%	08/25/2036	366,856
	Morgan Stanley Reremic Trust
1,041,843	Series 2011-R1(b)(d)	5.94%	02/26/2037	937,659
	N-Star Real Estate CDO Ltd.
284,591	Series 2004-2A(b)(d)	0.54%	06/28/2039	266,804
	Prime Mortgage Trust
578,265	Series 2006-1	5.50%	06/25/2036	431,629
193,848	Series 2006-DR1(b)	5.50%	05/25/2035	167,583
	RBSGC Mortgage Pass Through Certificates
686,749	Series 2008-B(b)	6.00%	06/25/2037	559,993
	Residential Accredit Loans, Inc.
1,041,330	Series 2004-QS15	5.25%	11/25/2034	962,612
1,041,526	Series 2006-QS4	6.00%	04/25/2036	730,052
2,340,077	Series 2006-QS6	6.00%	06/25/2036	1,410,077
984,772	Series 2006-QS7(d)	5.41%	06/25/2036	136,443
328,257	Series 2006-QS7(d)	0.59%	06/25/2036	168,846
406,399	Series 2006-QS8(d)	0.64%	08/25/2036	214,290
1,219,198	Series 2006-QS8(d)	5.36%	08/25/2036	158,078
260,265	Series 2007-QS6	6.25%	04/25/2037	170,390
36,670	Series 2007-QS6(d)	53.45%	04/25/2037	63,871
500,000	Series 2008-QR1	6.00%	08/25/2036	263,713
	Residential Asset Mortgage Products, Inc.
340,986	Series 2004-RS4(d)	5.07%	04/25/2034	325,220
	Residential Asset Securitization Trust
1,173,171	Series 2006-A1	6.00%	04/25/2036	872,327
277,326	Series 2006-A8	6.50%	08/25/2036	171,277
587,054	Series 2006-A8(d)	5.71%	08/25/2036	101,022
272,651	Series 2007-A6	6.00%	06/25/2037	199,441
	Structured Asset Securities Corp.
585,531	Series 2005-RF1(b)(d)	0.54%	03/25/2035	495,988

Principal Amount/Description		Rate	Maturity	Fair Value
$585,531	Series 2005-RF1(b)(d)	5.53%	03/25/2035	$93,124
	Wachovia Bank Commercial Mortgage Trust
22,132,023	Series 2006-C27(b)(d)	0.14%	07/15/2045	181,815
1,977,238	Series 2006-C29(d)	0.38%	11/15/2048	35,219
	Washington Mutual Alternative Mortgage Pass-Through Certificates
200,000	Series 2005-9	5.50%	11/25/2035	150,581
1,589,041	Series 2006-5	6.00%	07/25/2036	982,951
	Wells Fargo Alternative Loan Trust
1,317,803	Series 2007-PA3	5.75%	07/25/2037	932,940
	Wells Fargo Mortgage Backed Securities Trust
488,166	Series 2006-11	6.00%	09/25/2036	488,265
618,889	Series 2006-2	5.50%	03/25/2036	476,528
471,064	Series 2006-2	5.75%	03/25/2036	456,843
785,033	Series 2006-AR1(d)	5.41%	03/25/2036	788,100
1,688,527	Series 2007-10	6.00%	07/25/2037	1,568,657

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,186,884)				44,906,960

FOREIGN GOVERNMENT AGENCY ISSUES - 0.26%
250,000	Development Bank of Kazakhstan JSC	6.00%	03/23/2026	229,375
200,000	Mexico Government International Bond	5.63%	01/15/2017	228,300

TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $449,820)				457,675

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.61%
750,000	Federal Home Loan Banks	0.40%	07/27/2012	749,227
625,000	Federal Home Loan Mortgage Corp.	0.75%	11/23/2012	625,336
950,000	Federal Home Loan Mortgage Corp.	0.75%	12/21/2012	951,187
	Federal Home Loan Mortgage Pool
908,317	Series Pool #G01840	5.00%	07/01/2035	969,335
	Federal Home Loan Mortgage Corp. REMICS
887,073	Series 2005-R003	5.50%	10/15/2035	969,536
508,579	Series 2007-3261(d)	6.24%	01/15/2037	80,006
802,177	Series 2009-3524(d)	6.09%	06/15/2038	851,653
740,307	Series 2009-3549(d)	5.61%	07/15/2039	94,440
1,558,399	Series 2010-3688	4.00%	07/15/2029	1,619,333
338,622	Series 2010-3738(d)	11.49%	10/15/2040	301,830
194,420	Series 2010-3739(d)	9.63%	11/15/2039	180,811
275,943	Series 2010-3745(d)	9.63%	10/15/2040	257,403
1,322,876	Series 2010-3758(d)	5.40%	05/15/2039	1,242,770
245,071	Series 2010-3764(d)	9.53%	11/15/2040	215,400
495,531	Series 2010-3766(d)	9.63%	11/15/2040	433,992
750,000	Series 2010-3779	3.50%	12/15/2030	674,791
250,000	Series 2010-3779	4.00%	12/15/2030	241,719
499,237	Series 2010-3779	4.50%	12/15/2040	474,276
298,303	Series 2010-3780(d)	9.53%	12/15/2040	265,908
246,940	Series 2011-3786(d)	9.13%	01/15/2041	208,664
2,464,454	Series 2011-3793(d)	9.43%	01/15/2041	2,144,075
192,933	Series 2011-3796(d)	9.53%	01/15/2041	162,541
439,193	Series 2011-3798(d)	9.13%	11/15/2040	379,522
394,216	Series 2011-3805(d)	9.13%	02/15/2041	327,922
1,527,690	Series 2011-3806	5.50%	07/15/2034	1,679,629

Principal Amount/Description		Rate	Maturity	Fair Value
$600,000	Series 2011-3808	3.50%	02/15/2031	$554,846
248,236	Series 2011-3809(d)	9.08%	02/15/2041	213,466
500,000	Series 2011-3824	3.50%	03/15/2031	456,899
2,000,000	Series 2011-3824(d)	6.91%	08/15/2036	487,244
1,975,776	Series 2011-3838(d)	8.46%	04/15/2041	1,549,170
555,540	Series 2011-3857(d)	8.89%	05/15/2041	420,690
2,000,000	Series 2011-3864(d)	8.80%	05/15/2041	1,678,486
1,000,000	Series 2011-3871	5.50%	06/15/2041	1,090,000
1,040,000	Federal National Mortgage Association	5.25%	08/01/2012	1,094,234
500,000	Federal National Mortgage Association	0.80%	09/27/2012	500,659
50,000	Federal National Mortgage Association	0.55%	11/01/2012	50,052
1,400,000	Federal National Mortgage Association	0.63%	11/09/2012	1,401,753
	Federal National Mortgage Association Pool
882,800	Series Pool #555743	5.00%	09/01/2033	943,221
1,030,429	Series Pool #735382	5.00%	04/01/2035	1,100,471
492,107	Series Pool #AH1140	4.50%	12/01/2040	506,404
494,479	Series Pool #AH4437	4.00%	01/01/2041	492,086
	Federal National Mortgage Association REMICS
687,981	Series 2004-46(d)	5.81%	03/25/2034	96,210
1,777,483	Series 2006-101(d)	6.39%	10/25/2036	300,077
4,924,011	Series 2006-123(d)	6.13%	01/25/2037	792,820
1,336,638	Series 2007-102(d)	6.21%	11/25/2037	191,801
3,042,284	Series 2007-108(d)	6.17%	12/25/2037	419,802
443,607	Series 2007-30(d)	5.92%	04/25/2037	59,170
525,554	Series 2007-51(d)	5.91%	06/25/2037	64,838
1,027,306	Series 2007-53(d)	5.91%	06/25/2037	139,420
988,323	Series 2009-28(d)	5.81%	04/25/2037	127,429
4,016,408	Series 2009-42(d)	5.81%	06/25/2039	498,380
5,501,584	Series 2009-62(d)	5.91%	08/25/2039	669,994
1,840,933	Series 2009-66(d)	5.61%	02/25/2038	223,618
2,958,855	Series 2009-68(d)	5.06%	09/25/2039	348,408
646,399	Series 2010-109(d)	52.90%	10/25/2040	1,082,616
1,953,557	Series 2010-111(d)	5.81%	10/25/2040	264,992
515,202	Series 2010-112(d)	4.00%	10/25/2040	443,862
2,334,646	Series 2010-34(d)	4.74%	04/25/2040	263,869
496,286	Series 2010-4(d)	6.04%	02/25/2040	71,513
2,002,404	Series 2010-9(d)	5.11%	02/25/2040	205,999
421,284	Series 2010-90(d)	5.81%	08/25/2040	59,870
500,000	Series 2011-16	3.50%	03/25/2031	455,846
250,000	Series 2011-18(d)	9.11%	03/25/2041	211,762
249,976	Series 2011-2(d)	9.22%	02/25/2041	214,624
397,716	Series 2011-23(d)	8.93%	02/25/2041	334,081
1,000,000	Series 2011-25	3.00%	04/25/2026	917,347
500,000	Series 2011-29	3.50%	04/25/2031	457,551
993,178	Series 2011-38(d)	8.53%	05/25/2041	814,406
200,000	Series 2011-8(d)	9.23%	02/25/2041	172,000
	Government National Mortgage Association
402,835	Series 2004-83(d)	5.89%	10/20/2034	58,872
473,182	Series 2008-6(d)	6.27%	02/20/2038	65,512
452,435	Series 2008-67(d)	5.81%	08/20/2038	55,479
299,126	Series 2009-10(d)	6.46%	02/16/2039	51,209
504,457	Series 2009-6(d)	5.76%	02/20/2038	62,388
946,298	Series 2010-61(d)	6.36%	09/20/2039	135,802
300,000	Series 2011-12(e)	Zero Coupon	12/20/2040	158,848

Principal Amount/Description		Rate	Maturity	Fair Value
$3,923,964	Series 2011-72(d)	5.96%	05/20/2041	$506,066

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,759,876)				39,637,468

U.S. GOVERNMENT BONDS - 9.12%
2,610,000	U.S. Treasury Bond	0.63%	02/28/2013	2,620,195
700,000	U.S. Treasury Bond	1.25%	09/30/2015	695,242
4,910,000	U.S. Treasury Bond	2.38%	03/31/2016	5,077,632
770,000	U.S. Treasury Bond	1.88%	08/31/2017	754,179
1,945,000	U.S. Treasury Bond	3.38%	11/15/2019	2,026,598
1,865,000	U.S. Treasury Bond	8.00%	11/15/2021	2,653,837
250,000	U.S. Treasury Bond	5.38%	02/15/2031	292,969
1,860,000	U.S. Treasury Bond	4.38%	11/15/2039	1,861,453

TOTAL U.S. GOVERNMENT BONDS
(Cost $15,903,556)				15,982,105

SHORT-TERM INVESTMENTS - 10.09%
17,686,722	Northern Institutional Diversified Asset Portfolio (7 Day Yield 0.020%)(d)			17,686,722

TOTAL SHORT-TERM INVESTMENTS (Cost $17,686,722)				17,686,722

TOTAL INVESTMENTS - 104.52% (Cost $181,909,596)				183,243,387
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.52)%				(7,932,738)

NET ASSETS - 100.00%				$175,310,649

(a)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of June 30, 2011, the aggregate market value of those securities was $5,495,105, representing 3.13% of net assets.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $10,579,377, which represents approximately 6.03% of net assets as of June 30, 2011.

(c)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2011.
(d)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.
(e)	Zero coupon bond reflects effective yield on the date of purchase.

Common Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

BV - Besloten Vennootschap a Dutch private limited liability company.

JSC - Joint Stock Company.

LLC - Limited Liability Corp.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OJSC - Open Joint Stock Company.

PLC - Public Limited Co.

REMICS - Real Estate Mortgage Investment Conduit.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAA - Sociedad Anónima Abierta”

SAB de CV - A variable capital company.

SAC - Sociedad Anónima Cerrada

UA - Ulkomaankaupan Agenttiliitto Finnish Foreign Trade Agents’ Federation

RiverNorth Funds	Notes to Quarterly Schedules of Investments
June 30, 2011 (Unaudited)

1. ORGANIZATION

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of RiverNorth Funds Trust (the “Trust” or “Funds”) on July 18, 2006 and commenced investment operations on December 27, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income, consistent with prudent investment risk over the long-term.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The Strategic Income Fund and the Core Opportunity Fund are the only series currently authorized by the Trustees. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (the “Sub-Adviser”). The investment objective of the Strategic Fund is current income and overall total return.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value as described in Note 3.

SECURITY TRANSACTIONS AND RELATED INCOME: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic and political developments in a specific country or region.

OTHER: The Funds have held certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3. SECURITIES VALUATION AND FAIR VALUE MANAGEMENT

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the

RiverNorth Funds	Notes to Quarterly Schedules of Investments
June 30, 2011 (Unaudited)

investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, exchange-traded funds, holding and investment management companies, preferred stocks, and real estate investment trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Trust will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with

RiverNorth Funds	Notes to Quarterly Schedules of Investments
June 30, 2011 (Unaudited)

guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. These securities will be classified as Level 2 securities.

Rights are generally valued by using the last sale price. In the absence of a last sale price, the rights will be fair-valued.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

RiverNorth Funds	Notes to Quarterly Schedules of Investments
June 30, 2011 (Unaudited)

The following is a summary of the inputs used at June 30, 2011 in valuing the Funds’ assets carried at fair value:

RiverNorth Core Opportunity Fund
	Valuation Inputs
Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$289,716,795	$–	$–	$289,716,795
Mutual Funds	22,858,762	–	–	22,858,762
Exchange Traded Funds	117,606,271	–	–	117,606,271
Holding & Investment Management Companies	3,434,706	–	–	3,434,706
Preferred Stocks	5,399,755	–	–	5,399,755
Real Estate Investment Trusts	7,987,583	–	–	7,987,583
Short-Term Investments	101,522,016	–	–	101,522,016
Total	$548,525,888	$–	$–	$548,525,888

RiverNorth/DoubleLine Strategic Income Fund
	Valuation Inputs
Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$32,934,266	$–	$–	$32,934,266
Preferred Stocks	2,543,723	–	–	2,543,723
Real Estate Investment Trusts	1,790,100	–	–	1,790,100
Corporate Bonds	–	27,304,368	–	27,304,368
Collateralized Mortgage Obligations	–	44,906,960	–	44,906,960
Foreign Government Agency Issues	–	457,675	–	457,675
U.S. Government Agency Obligations	–	39,637,468	–	39,637,468
U.S. Government Bonds and Notes	–	15,982,105	–	15,982,105
Short-Term Investments	17,686,722	–	–	17,686,722
Total	$54,954,811	$128,288,576	$–	$183,243,387

The Funds did not hold any investments at the beginning or end of the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

There were no significant transfers into and out of Levels 1 and 2 during the current period presented. It is the Funds’ policy to recognize transfers into and out of the Levels 1 and 2 at the end of the reporting period.

RiverNorth Funds	Notes to Quarterly Schedules of Investments
June 30, 2011 (Unaudited)

4. FEDERAL INCOME TAXES

It is the policy of the Core Opportunity Fund and the Strategic Income Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders. In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

As of June 30, 2011, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

Core Opportunity Fund:

Gross appreciation (excess of value over tax cost)	$80,284,639
Gross depreciation (excess of tax cost over value)	(5,152,671)
Net Unrealized appreciation	75,131,968
Total cost for federal income tax purposes	$473,393,920

Strategic Income Fund:

Gross appreciation (excess of value over tax cost)	$2,469,503
Gross depreciation (excess of tax cost over value)	(1,105,629)
Net Unrealized appreciation	1,363,874
Total cost for federal income tax purposes	$181,879,513

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By
By:	s/Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date:	August 29, 2011

By:	s/Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date:	August 29, 2011